Profit sharing and rebates	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Profit sharing and rebates	13 Profit sharing and rebates

	2019	2018	2017
Surplus interest bonuses	2	2	2

Profit appropriated to policyholders	15	21	21
Total	17	23	23